ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable, trade	$ 3,003,642	$ 2,240,894
Accrued expenses	45,450	136,065
Accrued compensation	659,262	168,274
Accrued commissions	1,430,453	336,887
Balance, December 31	$ 5,138,807	$ 2,882,120